NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2023
Nature Of Business
NATURE OF BUSINESS

1. NATURE OF BUSINESS

37 Capital Inc. (“37 Capital” or the “Company”) was incorporated on August 24, 1984 in British Columbia, Canada. The principal business of the Company is the acquisition, exploration, and if warranted, the development of natural resource prospects.

The common shares of the Company trade on the Canadian Securities Exchange (the “Exchange”) under the symbol “JJJ”, and trade on the OTC Pink tier of the OTC markets in the United States of America under the symbol “HHHEF”. The Company’s office is located at 575 – 510 Burrard Street, Vancouver, British Columbia, Canada, V6C 3A8, and its registered office is located at 3200 - 650 West Georgia Street, Vancouver BC V6B 4P7.